GENERAL	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
GENERAL

Ship Finance International Limited ("Ship Finance" or the "Company") is an international ship and offshore asset owning and chartering company, incorporated in October 2003 in Bermuda as a Bermuda exempted company under Bermuda Companies Law of 1981. The Company's common shares are listed on the New York Stock Exchange under the symbol "SFL". The Company is primarily engaged in the ownership, operation and chartering out of vessels and offshore related assets on medium and long-term charters.

As of December 31, 2014, the Company owned 12 very large crude oil carriers ("VLCCs"), seven Suezmax crude oil carriers, five Supramax drybulk carriers, seven Handysize drybulk carriers, two Kamsarmax drybulk carriers, 20 container vessels, two car carriers, two jack-up drilling rigs, two ultra-deepwater drilling units, six offshore supply vessels and two chemical tankers. The two ultra-deepwater drilling units and one of the jack-up drilling rigs referred to above are owned by wholly-owned subsidiaries of the Company that are accounted for using the equity method (see Note 16: Investment in Associated Companies). In addition, as at December 31, 2014, the Company had contracted to acquire two newbuilding container vessels, which were delivered in January 2015.

Since its incorporation in 2003 and public listing in 2004, Ship Finance has established itself as a leading international ship and offshore asset owning and chartering company, expanding both its asset and customer base.